Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Property and Equipment

4) Property and Equipment

Property and equipment consisted of the following:

Schedule of property and equipment

	September 30, 2023	December 31, 2022
	(In thousands)
Furniture and equipment	$126	$119
Less: Accumulated depreciation	(77)	(39)
Net fixed assets	$49	$80

Depreciation expenses for the quarter ended September 30, 2023, and September 30, 2022 were $10 and $8 respectively.

4) Property and Equipment

Property and equipment consisted of the following at,

	December 31, 2022	December 31, 2021
	(In thousands)
Furniture and Equipment	$119	$80
Less: Accumulated depreciation	(39)	(6)
Net Fixed Assets	$80	$74

Depreciation expenses for the year ended December 31, 2022, and December 31, 2021, were $35 and $20, respectively.